Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties

The Partnership and its subsidiaries have entered into related party transactions (including vessels acquisitions) with CMTC which is a related party unit holder. The Partnership and its subsidiaries have also related party transactions with the Manager and its general partner, Capital GP L.L.C. (“CGP”) arising from the following management agreements.

1. Floating fee management agreement: On June 9, 2011, the Partnership entered into an agreement with its Manager based on actual expenses per managed vessel. Under the terms of this agreement, the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the years ended December 31, 2018, 2017 and 2016 management fees under the floating fee management agreement amounted to $4,221, $4,466 and $4,330, respectively, and are included in “Vessel operating expenses – related party” in the consolidated statements of comprehensive (loss) / income.

2. Administrative and service agreements: On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Partnership reimburses the Manager and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after the Manager submits to the Partnership an invoice for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the consolidated statements of comprehensive (loss) / income. In 2015, the Partnership entered into an executive services agreement with CGP, which was amended in 2016, according to which CGP provides certain executive officers services for the management of the Partnership’s business as well as investor relation and corporate support services to the Partnership. For the years ended December 31, 2018, 2017 and 2016 such fees amounted to $1,688 for each year and are included in “General and administrative expenses” in the consolidated statements of comprehensive (loss) / income.

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of December 31, 2018	As of December 31, 2017
Liabilities:
CSM – payments on behalf of the Partnership (a)	$16,638	$13,218
Management fee payable to CSM (b)	1,104	1,016
Due to related parties	$17,742	$14,234
Deferred revenue – current (e)	—	—
Total liabilities	$17,742	$14,234

Consolidated Statements of (Loss)/Income	For the years ended December 31,
	2018	2017	2016
Revenues (c)	$701	$9,976	$9,344
Vessel operating expenses	4,221	4,466	4,330
General and administrative expenses (d)	1,922	1,983	2,076

(a) CSM—Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Manager on behalf of the Partnership and its subsidiaries.

(b) Management fee payable to CSM: The amount outstanding as of December 31, 2018 and 2017 represents the management fee payable to CSM under the management agreements between the Partnership and the Manager.

(c) Revenues: The following table includes information regarding the charter agreements included in continuing operations that were in place between the Partnership and CMTC and its subsidiaries during 2018 and 2017.

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Amore Mio II	0.9	08/2016	09/2017	$21.0 ($20.7)
M/T Aristotelis	1.0	01/2017	03/2018	$13.8 ($13.6)

d) General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.

(e) Deferred Revenue: As of December 31, 2017, the Partnership had received cash in advance from CMTC for charter hire relating to revenue earned in a subsequent period.